OTHER INCOME, GAINS OR LOSSES	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Other Income Gains Or Losses
OTHER INCOME, GAINS OR LOSSES

7 OTHER INCOME, GAINS OR LOSSES

		Six months ended	Six months ended
	Notes	30 September 2024	30 September 2023
		USD	USD
Fair value change
Preferred shares	(a)	3,539,648	5,044,000
Convertible loan notes	(b)	(274,000)	(126,000)
Bank interest income		71	332
Subsidies from government authorities		12,806	19,230
Other		6	6,866
		3,278,531	4,944,428

(a)	The preferred shares were fair valued, using an equity allocation model at the end of each reporting period, which resulted in a gain of $3,539,648 for the period ended 30 September 2024 (30 September 2023: a gain of $5,044,000).

(b)	The Group has issued 8% convertible loan notes. At 30 September 2024, there were $4,350,000 notes outstanding (30 September 2023: $3,350,000). The notes were fair valued at the end of each reporting period, resulting in a loss of $274,000 during the period ended 30 September 2024 (30 September 2023: loss of $126,000).

7 OTHER INCOME, GAINS OR (LOSSES)

		Year ended	Year ended
	Notes	31 March 2024	31 March 2023
		USD	USD
Fair value change
Preferred shares	(a)	4,101,000	(1,841,000)
Convertible loan notes	(b)	(374,000)	(19,000)
Bank interest income		873	576
Subsidies from government authorities		19,230	67,433
Other		6,885	29,581
		3,753,988	(1,762,410)

(a)	The preferred shares were fair valued, using an equity allocation model at the end of each reporting period, which resulted in a gain of $4,101,000 for the year ended 31 March 2024 (2023: loss of $1,841,000).

(b)	During the year ended 31 March 2024 and 2023, the Group issued 8% convertible loan notes. At 31 March 2024, there were outstanding notes with aggregate face values of $3,350,000 (2023: $3,250,000). The notes were fair valued at the end of each reporting period, resulting in a loss of $374,000 for the year ended 31 March 2024 (2023: loss of $19,000).